Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
December 31 2022
Deferred tax asset
Net operating loss carryforward	$—
Startup/Organization Expenses	112,138
Unrealized gain on investments held in trust account	(78,955)
Total deferred tax asset	33,183
Valuation allowance	(112,138)
Deferred tax asset (liability), net of allowance	$(78,955)

Schedule of Income Tax Provision	The income tax provision consists of the following:
For the Year ended December 31, 2022
Federal
Current	$243,070
Deferred	(33,183)
State
Current	$—
Deferred	—
Change in valuation allowance	112,138
Income tax provision	$322,025

Schedule of Statutory Income Tax Rate	A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:
For the Year ended December 31, 2022
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	0.00%
Change in fair value of warrants	(7.51)%
Change in valuation allowance	7.21%
20.70%